Supplemental Guarantor Information - Condensed Consolidating Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income (loss)	$ 163,752	$ 18,230	$ (106,585)	$ (160,884)	$ 8,390	$ (159,041)	$ 24,446	$ (100,892)	$ (70,515)	$ (267,469)	$ (85,487)	$ (227,097)	$ (38,603)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization expense									289	84	249	55	0
Allowance for funds used during construction									0
Amortization of debt issuance costs, net of capitalization											0	6,340	0
Loss on early extinguishment of debt									32,480	29,011	63,318	16,498	0
Total losses (gains) on derivatives, net									32,479	236,053	15,571	161,917	0
Net cash used for settlement of derivative instruments									(33,720)	(13,710)	(34,082)	(56,918)	0
Other									5	0
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities									157	761	415	1,002	1,974
Due to affiliates									726	(438)	(331)	275	0
Advances to affiliate											0	(10,073)	0
Other, net									(1,047)	(1,350)	(745)	301	(2,704)
Other, net—affiliate									(636)	149	13	498	0
Net cash used in operating activities									(39,782)	(16,909)	(41,079)	(107,202)	(39,333)
Cash flows from investing activities
Property, plant and equipment, net									(1,382,418)	(1,031,602)	(2,051,530)	(3,820,947)	(47,373)
Investments in subsidiaries									0	0	0	0	0
Other									32,391	(15,306)	(44,367)	(18,468)	(5,088)
Net cash used in investing activities									(1,350,027)	(1,046,908)	(2,095,897)	(3,839,415)	(52,461)
Cash flows from financing activities
Proceeds from issuances of debt									2,497,000	2,318,000	4,838,000	2,713,000	0
Proceeds from affiliate debt											0	0	1,289
Repayments of debt									(1,436,050)	(1,050,660)	(2,420,212)	0	0
Debt issuance and deferred financing costs									(22,401)	(27,166)	(56,783)	(280,528)	(7,098)
Capital contributions									184,039	0	91	1,560,915	97,603
Distributions									0
Distribution to affiliate											(288)	0	0
Other									(29)	(10)	(62)	0	0
Net cash provided by financing activities									1,222,559	1,240,164	2,360,746	3,993,387	91,794
Net increase (decrease) in cash, cash equivalents and restricted cash									(167,250)	176,347	223,770	46,770	0
Cash, cash equivalents and restricted cash—beginning of period		223,117		46,770				0	270,540	46,770	46,770	0	0
Cash, cash equivalents and restricted cash—end of period	270,540		223,117		46,770				103,290	223,117	270,540	46,770	0
Parent Issuer [Member]
Cash flows from operating activities
Net income (loss)									(65,301)	(265,401)	(79,729)	(204,783)	0
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization expense									0	0	0	0
Allowance for funds used during construction									0
Amortization of debt issuance costs, net of capitalization												6,340
Loss on early extinguishment of debt									32,480	29,011	63,318	16,498
Total losses (gains) on derivatives, net									32,096	236,053	15,571	161,917
Net cash used for settlement of derivative instruments									(33,720)	(13,710)	(34,082)	(56,918)
Other									0
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities									128	97	121	453	2,366
Due to affiliates									115	5	0	(860)
Advances to affiliate												0
Other, net									(293)	(350)	(153)	0	(111)
Other, net—affiliate									0	0	0	0
Net cash used in operating activities									(34,495)	(14,295)	(34,954)	(77,353)	2,255
Cash flows from investing activities
Property, plant and equipment, net									(202,665)	(64,673)	(126,547)	(63,783)	0
Investments in subsidiaries									(1,152,649)	(984,849)	(1,975,474)	(3,804,848)	(90,418)
Other									0	0	0	(633)	(2,342)
Net cash used in investing activities									(1,355,314)	(1,049,522)	(2,102,021)	(3,869,264)	(92,760)
Cash flows from financing activities
Proceeds from issuances of debt									2,497,000	2,318,000	4,838,000	2,713,000
Proceeds from affiliate debt													0
Repayments of debt									(1,436,050)	(1,050,660)	(2,420,212)
Debt issuance and deferred financing costs									(22,401)	(27,166)	(56,783)	(280,528)	(7,098)
Capital contributions									184,039	0	90	1,560,915	97,603
Distributions									0
Distribution to affiliate											(288)
Other									(29)	(10)	(62)
Net cash provided by financing activities									1,222,559	1,240,164	2,360,745	3,993,387	90,505
Net increase (decrease) in cash, cash equivalents and restricted cash									(167,250)	176,347	223,770	46,770	0
Cash, cash equivalents and restricted cash—beginning of period		223,117		46,770				0	270,540	46,770	46,770	0	0
Cash, cash equivalents and restricted cash—end of period	270,540		223,117		46,770				103,290	223,117	270,540	46,770	0
Guarantors [Member]
Cash flows from operating activities
Net income (loss)									2,601	(2,068)	(5,758)	(22,314)	(38,603)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization expense									289	84	249	55
Allowance for funds used during construction									(7,815)
Amortization of debt issuance costs, net of capitalization												0
Loss on early extinguishment of debt									0	0	0	0
Total losses (gains) on derivatives, net									383	0	0	0
Net cash used for settlement of derivative instruments									0	0	0	0
Other									5
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities									29	664	294	549	(392)
Due to affiliates									611	(443)	(331)	1,135
Advances to affiliate												(10,073)
Other, net									(754)	(1,000)	(592)	301	(2,593)
Other, net—affiliate									(636)	149	13	498
Net cash used in operating activities									(5,287)	(2,614)	(6,125)	(29,849)	(41,588)
Cash flows from investing activities
Property, plant and equipment, net									(1,179,753)	(966,929)	(1,924,983)	(3,757,164)	(47,373)
Investments in subsidiaries									0	0	0	0	0
Other									32,391	(15,306)	(44,367)	(17,835)	(2,746)
Net cash used in investing activities									(1,147,362)	(982,235)	(1,969,350)	(3,774,999)	(50,119)
Cash flows from financing activities
Proceeds from issuances of debt									0	0	0	0
Proceeds from affiliate debt													1,289
Repayments of debt									0	0	0
Debt issuance and deferred financing costs									0	0	0	0	0
Capital contributions									1,152,806	984,849	1,975,475	3,804,848	90,418
Distributions									(157)
Distribution to affiliate											0
Other									0	0	0
Net cash provided by financing activities									1,152,649	984,849	1,975,475	3,804,848	91,707
Net increase (decrease) in cash, cash equivalents and restricted cash									0	0	0	0	0
Cash, cash equivalents and restricted cash—beginning of period		0		0				0	0	0	0	0	0
Cash, cash equivalents and restricted cash—end of period	0		0		0				0	0	0	0	0
Eliminations [Member]
Cash flows from operating activities
Net income (loss)									(7,815)	0	0	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization expense									0	0	0	0
Allowance for funds used during construction									7,815
Amortization of debt issuance costs, net of capitalization												0
Loss on early extinguishment of debt									0	0	0	0
Total losses (gains) on derivatives, net									0	0	0	0
Net cash used for settlement of derivative instruments									0	0	0	0
Other									0
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities									0	0	0	0	0
Due to affiliates									0	0	0	0
Advances to affiliate												0
Other, net									0	0	0	0	0
Other, net—affiliate									0	0	0	0
Net cash used in operating activities									0	0	0	0	0
Cash flows from investing activities
Property, plant and equipment, net									0	0	0	0	0
Investments in subsidiaries									1,152,649	984,849	1,975,474	3,804,848	90,418
Other									0	0	0	0	0
Net cash used in investing activities									1,152,649	984,849	1,975,474	3,804,848	90,418
Cash flows from financing activities
Proceeds from issuances of debt									0	0	0	0
Proceeds from affiliate debt													0
Repayments of debt									0	0	0
Debt issuance and deferred financing costs									0	0	0	0	0
Capital contributions									(1,152,806)	(984,849)	(1,975,474)	(3,804,848)	(90,418)
Distributions									157
Distribution to affiliate											0
Other									0	0	0
Net cash provided by financing activities									(1,152,649)	(984,849)	(1,975,474)	(3,804,848)	(90,418)
Net increase (decrease) in cash, cash equivalents and restricted cash									0	0	0	0	0
Cash, cash equivalents and restricted cash—beginning of period		$ 0		$ 0				$ 0	0	0	0	0	0
Cash, cash equivalents and restricted cash—end of period	$ 0		$ 0		$ 0				$ 0	$ 0	$ 0	$ 0	$ 0